Label	Element	Value
Virtus Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Health Sciences Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Investment Trust dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Health Sciences Fund (the “Fund”) will be effective July 25, 2022.

◾	Kayne Anderson Rudnick Investment Management, LLC (“KAR”) will manage the Fund as subadviser.

◾	Chris Armbruster, CFA and Jon Christensen, CFA will be added as portfolio managers of the Fund.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S., as subadviser of the Fund, and to Peter Pirsch, CFA and Christopher Chin, as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.

◾	The Fund will be renamed the Virtus KAR Health Sciences Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Health Sciences Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.12% for Institutional Class shares, through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 20, 2023
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund pursues long-term capital appreciation in health sciences-related companies. The fund invests in a select group of health science-related companies believed by the fund’s subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive.

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in health sciences-related companies. The fund considers health sciences-related companies to include companies that design, manufacture or sell products or services used for or in connection with healthcare, medicine or life sciences. The fund will invest primarily in common stocks and other equity securities. Although the fund may invest in companies of any market capitalization, the fund does not currently intend to invest more than 15% of its assets in companies with market capitalizations below $1 billion. The fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The fund may invest up to 15% of its assets in emerging market securities (but no more than 10% in any one emerging market country). The fund may invest in securities issued in initial public offerings (IPOs). Generally, the fund invests in approximately 25 to 40 securities at any given time.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The disclosure under the “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus will be restated as follows:

>	Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

>	Issuer Risk. The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

>	Equity Securities Risk. The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

>	Focused Investment Risk (Health Sciences-Related Risk). To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Risks affecting companies in the health sciences sector include new government regulations or changes to existing regulations, changes in government subsidy and reimbursement levels and product or service approvals, rapid obsolescence of products or services, dramatic fluctuations of economic prospects and healthcare-related liability issues.

>	Small and Medium Market Capitalization Companies Risk. The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>	Currency Rate Risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>	Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

>	Emerging Markets Risk. Foreign investing risk may be particularly high to the extent that the fund invests in emerging market securities. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

>	IPO Risk. Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

>	Liquidity Risk. Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.
>	Portfolio Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

>	Preferred Stocks Risk. Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.